AXS Thomson Reuters Private Equity Return Tracker Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.6%
	AEROSPACE/DEFENSE — 2.1%
293	Boeing Co.*	$61,870
121	General Dynamics Corp.	26,033
118	Lockheed Martin Corp.[1]	54,325
69	Northrop Grumman Corp.	31,450
636	Raytheon Technologies Corp.	62,303
		235,981
	AGRICULTURE — 1.0%
780	Altria Group, Inc.	35,334
211	Archer-Daniels-Midland Co.	15,943
621	Philip Morris International, Inc.	60,622
		111,899
	APPAREL — 0.4%
425	NIKE, Inc. - Class B	46,907
	AUTO MANUFACTURERS — 2.5%
1,336	Ford Motor Co.	20,214
447	General Motors Co.	17,236
936	Tesla, Inc.*,[1]	245,017
		282,467
	BANKS — 4.4%
3,105	Bank of America Corp.[1]	89,082
868	Citigroup, Inc.	39,963
149	Goldman Sachs Group, Inc.	48,058
1,313	JPMorgan Chase & Co.[1]	190,963
585	Morgan Stanley	49,959
1,685	Wells Fargo & Co.	71,916
		489,941
	BEVERAGES — 2.6%
1,811	Coca-Cola Co.[1]	109,059
210	Coca-Cola Europacific Partners PLC[2]	13,530
85	Constellation Brands, Inc. - Class A	20,921
446	Keurig Dr Pepper, Inc.	13,946
346	Monster Beverage Corp.*	19,874
602	PepsiCo, Inc.[1]	111,503
		288,833
	BIOTECHNOLOGY — 0.5%
127	Amgen, Inc.	28,197
428	Corteva, Inc.	24,524
		52,721

AXS Thomson Reuters Private Equity Return Tracker Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	BUILDING MATERIALS — 0.3%
37	Martin Marietta Materials, Inc.	$17,083
78	Vulcan Materials Co.	17,584
		34,667
	CHEMICALS — 2.8%
132	Air Products and Chemicals, Inc.	39,538
65	Albemarle Corp.	14,501
448	Dow, Inc.	23,860
275	DuPont de Nemours, Inc.	19,646
160	Ecolab, Inc.	29,870
311	Linde PLC[2]	118,516
152	LyondellBasell Industries N.V. - Class A2	13,958
132	PPG Industries, Inc.	19,576
150	Sherwin-Williams Co.	39,828
		319,293
	COMMERCIAL SERVICES — 1.6%
222	Automatic Data Processing, Inc.	48,793
78	Moody’s Corp.	27,122
638	PayPal Holdings, Inc.*	42,574
160	S&P Global, Inc.	64,143
		182,632
	COMPUTERS — 6.1%
374	Accenture PLC - Class A2	115,409
2,587	Apple, Inc.[1]	501,800
481	International Business Machines Corp.	64,363
		681,572
	COSMETICS/PERSONAL CARE — 1.9%
364	Colgate-Palmolive Co.	28,042
107	Estee Lauder Cos., Inc. - Class A	21,013
1,085	Procter & Gamble Co.[1]	164,638
		213,693
	DIVERSIFIED FINANCIAL SERVICES — 5.3%
266	American Express Co.	46,337
67	BlackRock, Inc.	46,306
647	Charles Schwab Corp.	36,672
160	CME Group, Inc.	29,646
249	Intercontinental Exchange, Inc.	28,157
475	Mastercard, Inc. - Class A1	186,818
916	Visa, Inc. - Class A1	217,532
		591,468

AXS Thomson Reuters Private Equity Return Tracker Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRIC — 1.5%
156	American Electric Power Co., Inc.	$13,135
106	Consolidated Edison, Inc.	9,582
257	Dominion Energy, Inc.	13,310
234	Duke Energy Corp.	20,999
306	Exelon Corp.	12,466
643	NextEra Energy, Inc.	47,711
623	PG&E Corp.*	10,765
89	Sempra Energy	12,958
314	Southern Co.	22,059
166	Xcel Energy, Inc.	10,320
		173,305
	ELECTRONICS — 0.6%
326	Honeywell International, Inc.	67,645
	ENERGY-ALTERNATE SOURCES — 0.1%
56	Enphase Energy, Inc.*	9,379
	ENVIRONMENTAL CONTROL — 0.3%
171	Waste Management, Inc.	29,655
	FOOD — 1.1%
238	General Mills, Inc.	18,255
63	Hershey Co.	15,731
372	Kraft Heinz Co.	13,206
287	Kroger Co.	13,489
627	Mondelez International, Inc. - Class A	45,733
233	Sysco Corp.	17,289
		123,703
	HEALTHCARE-PRODUCTS — 2.0%
419	Abbott Laboratories	45,679
174	Danaher Corp.	41,760
83	Intuitive Surgical, Inc.*	28,381
320	Medtronic PLC[2]	28,192
91	Stryker Corp.	27,763
98	Thermo Fisher Scientific, Inc.	51,132
		222,907
	HEALTHCARE-SERVICES — 1.2%
57	Elevance Health, Inc.	25,324
237	UnitedHealth Group, Inc.[1]	113,912
		139,236

AXS Thomson Reuters Private Equity Return Tracker Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HOUSEHOLD PRODUCTS/WARES — 0.2%
146	Kimberly-Clark Corp.	$20,157
	INSURANCE — 3.7%
85	Aon PLC - Class A2	29,342
841	Berkshire Hathaway, Inc. - Class B*,[1]	286,781
174	Chubb Ltd.[2]	33,505
210	Marsh & McLennan Cos., Inc.	39,497
248	Progressive Corp.	32,828
		421,953
	INTERNET — 11.9%
3,732	Alphabet, Inc. - Class A*,[1]	446,721
3,137	Amazon.com, Inc.*,[1]	408,939
13	Booking Holdings, Inc.*	35,104
1,192	Meta Platforms, Inc. - Class A*,[1]	342,080
239	Netflix, Inc.*	105,277
		1,338,121
	IRON/STEEL — 0.2%
134	Nucor Corp.	21,973
	LODGING — 0.1%
94	Marriott International, Inc. - Class A	17,267
	MACHINERY-CONSTRUCTION & MINING — 0.5%
237	Caterpillar, Inc.	58,314
	MACHINERY-DIVERSIFIED — 0.5%
135	Deere & Co.	54,701
	MEDIA — 1.2%
42	Charter Communications, Inc. - Class A*	15,430
1,453	Comcast Corp. - Class A	60,372
623	Walt Disney Co.*,[1]	55,621
		131,423
	MINING — 0.5%
796	Freeport-McMoRan, Inc.	31,840
472	Newmont Corp.	20,136
		51,976
	MISCELLANEOUS MANUFACTURING — 1.3%
256	3M Co.	25,623
195	Eaton Corp. PLC[2]	39,215
484	General Electric Co.	53,167

AXS Thomson Reuters Private Equity Return Tracker Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MISCELLANEOUS MANUFACTURING (Continued)
125	Illinois Tool Works, Inc.	$31,270
		149,275
	OIL & GAS — 4.5%
714	Chevron Corp.[1]	112,348
504	ConocoPhillips	52,219
268	Devon Energy Corp.	12,955
75	Diamondback Energy, Inc.	9,852
243	EOG Resources, Inc.	27,809
1,684	Exxon Mobil Corp.[1]	180,609
96	Hess Corp.	13,051
179	Marathon Petroleum Corp.	20,871
297	Occidental Petroleum Corp.	17,464
190	Phillips 66	18,122
88	Pioneer Natural Resources Co.	18,232
149	Valero Energy Corp.	17,478
		501,010
	OIL & GAS SERVICES — 0.5%
343	Baker Hughes Co.	10,842
342	Halliburton Co.	11,283
618	Schlumberger N.V.[2]	30,356
		52,481
	PHARMACEUTICALS — 3.7%
425	AbbVie, Inc.	57,260
507	Bristol-Myers Squibb Co.	32,422
203	Eli Lilly & Co.	95,203
659	Johnson & Johnson[1]	109,078
612	Merck & Co., Inc.	70,619
1,360	Pfizer, Inc.	49,885
		414,467
	PIPELINES — 0.5%
101	Cheniere Energy, Inc.	15,388
871	Kinder Morgan, Inc.	14,999
179	ONEOK, Inc.	11,048
499	Williams Cos., Inc.	16,282
		57,717
	REITS — 1.2%
208	American Tower Corp. - REIT	40,339
193	Crown Castle, Inc. - REIT	21,990
39	Equinix, Inc. - REIT	30,574

AXS Thomson Reuters Private Equity Return Tracker Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS (Continued)
387	Prologis, Inc. - REIT	$47,458
		140,361
	RETAIL — 5.1%
5	AutoZone, Inc.*	12,467
9	Chipotle Mexican Grill, Inc.*	19,251
151	Costco Wholesale Corp.[1]	81,295
67	Dollar General Corp.	11,375
345	Home Depot, Inc.[1]	107,171
203	Lowe’s Cos., Inc.	45,817
35	Lululemon Athletica, Inc.*	13,248
249	McDonald’s Corp.	74,304
20	O’Reilly Automotive, Inc.*	19,106
392	Starbucks Corp.	38,832
146	Target Corp.	19,257
393	TJX Cos., Inc.	33,323
657	Walmart, Inc.[1]	103,267
		578,713
	SEMICONDUCTORS — 10.1%
908	Advanced Micro Devices, Inc.*	103,430
285	Analog Devices, Inc.	55,521
453	Applied Materials, Inc.	65,477
188	Broadcom, Inc.	163,077
2,216	Intel Corp.	74,103
1,212	NVIDIA Corp.[1]	512,700
597	QUALCOMM, Inc.	71,067
481	Texas Instruments, Inc.	86,589
		1,131,964
	SOFTWARE — 8.8%
246	Adobe, Inc.*	120,292
282	Fiserv, Inc.*	35,574
149	Intuit, Inc.	68,270
1,396	Microsoft Corp.[1]	475,394
883	Oracle Corp.	105,156
564	Salesforce, Inc.*	119,151
106	ServiceNow, Inc.*	59,569
		983,406
	TELECOMMUNICATIONS — 2.1%
2,462	AT&T, Inc.	39,269
2,194	Cisco Systems, Inc.[1]	113,517
211	T-Mobile US, Inc.*	29,308

AXS Thomson Reuters Private Equity Return Tracker Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
1,378	Verizon Communications, Inc.	$51,248
		233,342
	TRANSPORTATION — 1.4%
1,007	CSX Corp.	34,339
299	Union Pacific Corp.	61,181
336	United Parcel Service, Inc. - Class B	60,228
		155,748
	VENTURE CAPITAL — 0.3%
315	Blackstone, Inc.	29,286
	TOTAL COMMON STOCKS
	(Cost $8,200,174)	10,841,559

Principal Amount
	SHORT-TERM INVESTMENTS — 0.3%
$31,299	UMB Bank Demand Deposit, 0.01%[3]	31,299
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $31,299)	31,299
	TOTAL INVESTMENTS — 96.9%
	(Cost $8,231,473)	10,872,858
	Other Assets in Excess of Liabilities — 3.1%	347,283
	TOTAL NET ASSETS — 100.0%	$11,220,141

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for swap agreement. As of June 30, 2023, the aggregate value of those securities was $3,546,014, representing 31.6% of net assets.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)

BNP Paribas	BNP Paribas Index Swap[1]	1-Month Federal Funds + 0.57%	Index Return	Monthly	7/3/23	$10,675,521	$644	$267,241
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.57%	Basket Return	Monthly	7/3/23	2,291,544	73	$106,524
TOTAL EQUITY SWAP CONTRACTS								$373,765

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index, Dow Jones Industrial Average Total Return Index, and S&P 500 Total Return Index and exposure to each index was (201.09)%, 201.09%, and 146.70%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
257	NVIDIA Corp.	$108,716	4.74%
549	Apple, Inc.	106,490	4.65%
296	Microsoft Corp.	100,800	4.40%
791	Alphabet, Inc. - Class A	94,683	4.13%
665	Amazon.com, Inc.	86,689	3.78%
253	Meta Platforms, Inc. - Class A	72,606	3.17%
178	Berkshire Hathaway, Inc. - Class B	60,698	2.65%
199	Tesla, Inc.	52,092	2.27%
194	Visa, Inc. - Class A	46,071	2.01%
278	JPMorgan Chase & Co.	40,432	1.76%
101	Mastercard, Inc. - Class A	39,723	1.73%
357	Exxon Mobil Corp.	38,288	1.67%
230	Procter & Gamble Co.	34,900	1.52%
40	Broadcom, Inc.	34,697	1.51%
52	Adobe, Inc.	25,427	1.11%
120	Salesforce, Inc.	25,351	1.11%
66	Linde PLC	25,151	1.10%
79	Accenture PLC - Class A	24,378	1.06%
465	Cisco Systems, Inc.	24,059	1.05%
50	UnitedHealth Group, Inc.	24,032	1.05%
151	Chevron Corp.	23,760	1.04%
128	PepsiCo, Inc.	23,708	1.03%
140	Johnson & Johnson	23,173	1.01%
384	Coca-Cola Co.	23,124	1.01%
73	Home Depot, Inc.	22,677	0.99%
51	Netflix, Inc.	22,465	0.98%
187	Oracle Corp.	22,270	0.97%
193	Advanced Micro Devices, Inc.	21,985	0.96%
139	Walmart, Inc.	21,848	0.95%
43	Eli Lilly & Co.	20,166	0.88%
658	Bank of America Corp.	18,878	0.82%
102	Texas Instruments, Inc.	18,362	0.80%
32	Costco Wholesale Corp.	17,228	0.75%
53	McDonald's Corp.	15,816	0.69%
470	Intel Corp.	15,717	0.69%
357	Wells Fargo & Co.	15,237	0.66%
127	QUALCOMM, Inc.	15,118	0.66%
130	Merck & Co., Inc.	15,001	0.65%
32	Intuit, Inc.	14,662	0.64%
69	Honeywell International, Inc.	14,318	0.62%
96	Applied Materials, Inc.	13,876	0.61%
102	International Business Machines Corp.	13,649	0.60%
34	S&P Global, Inc.	13,630	0.59%
135	Raytheon Technologies Corp.	13,225	0.58%
62	Boeing Co.	13,092	0.57%
63	Union Pacific Corp.	12,891	0.56%
132	Philip Morris International, Inc.	12,886	0.56%
308	Comcast Corp. - Class A	12,797	0.56%
71	United Parcel Service, Inc. - Class B	12,727	0.56%
22	ServiceNow, Inc.	12,363	0.54%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.